Leases - Operating and Finance Lease Balance Sheet Location (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Operating leases
Other assets	$ 51	$ 43
Accounts payable and other current liabilities	(12)	(9)
Other liabilities	(39)	(34)
Finance leases
Accounts payable and other current liabilities	(3)	(2)
Finance leases	$ (339)	$ (336)
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets (Note 9)	Other assets (Note 9)
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other current liabilities (Note 13)	Accounts payable and other current liabilities (Note 13)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Public Utilities, Property, Plant and Equipment, Net, Regulatory assets (Note 8), Long-term regulatory assets	Public Utilities, Property, Plant and Equipment, Net, Regulatory assets (Note 8), Long-term regulatory assets
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other current liabilities (Note 13)	Accounts payable and other current liabilities (Note 13)
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Finance leases	Finance leases
Regulatory assets
Finance leases
Finance lease assets	$ 137	$ 132
PPE, net
Finance leases
Finance lease assets	$ 205	$ 206